Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Significant Accounting Policies (Abstract)
Significant Accounting Policies
2.	Significant Accounting Policies:

Principles of Consolidation: The consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles and include for each of the three years in the period ended December 31, 2011, the accounts and operating results of the Company. Intercompany balances and transactions have been eliminated in consolidation. The Company consolidates subsidiaries where it holds a controlling financial interest or it has an interest in a variable interest entity (VIE). The condition for a controlling financial interest is ownership of majority of the voting interest of over 50% of the outstanding voting shares or  the power to direct the activities of the entity that most significantly affect the entity's economic performance and the obligation to absorb losses of the entity that could potentially be significant to the entity or the right to receive benefits from the entity that could potentially be significant to the entity. Noncontrolling interest in both equity and income statement of subsidiaries are stated separately.

Use of Estimates: The preparation of consolidated financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Other Comprehensive Income: The guidance regarding reporting comprehensive income/ (loss) requires separate presentation of certain transactions that are recorded directly as components of stockholders' equity.

Foreign Currency Transactions: The functional currency of Aegean and its material subsidiaries is the U.S. dollar because the Company purchases and sells marine petroleum products in the international oil and gas markets and because the Company's vessels operate in international shipping markets; both of these international markets transact business primarily in U.S. dollars. The Company's accounting records are maintained in U.S. dollars. Transactions involving other currencies during the year are converted into U.S. dollars using the exchange rates in effect at the time of the transactions. At the balance sheet dates, monetary assets and liabilities denominated in other currencies are adjusted to reflect the year-end exchange rates. Resulting gains or losses are reflected separately in the accompanying consolidated statements of income. As required by the general accepted accounting principles for foreign currency transactions, the financial statements of the Company's subsidiaries with functional currencies other than U.S. dollars, the functional currency of the Company's subsidiaries have been converted to U.S. dollars by the application of the translation method (current rate method).  All assets and liabilities are translated using the current exchange rate.  Shareholders equity accounts are translated using historical rates.  Revenues and expenses are translated using the weighted average exchange rate in effect during the period.  Exchange differences on the translation of entities with functional currencies other than the U.S. dollar, are recognized directly in the foreign currency translation reserve as other comprehensive income. The translation method has been applied until the sale of the vessels, in June 2009, which had the different functional currency.

Cash and Cash Equivalents: The Company considers highly liquid investments such as time deposits and certificates of deposit with an original maturity of three months or less to be cash equivalents.

Restricted Cash: Restricted cash consists of interest-bearing deposits with certain banks as cash collateral against outstanding short-term facilities and retention accounts that can only be used for the purposes of repayment of current portions of long-term loans. Restricted cash also includes interest-bearing deposits with an international bank as cash collateral against standby letters of credit issued by the same bank to a shipyard. Restricted cash is classified as non-current when the funds are to be used to acquire non-current assets.

Trade Receivables, net:  Management is responsible for approving credit to customers, setting and maintaining credit standards, and managing the overall quality of the credit portfolio. The Company performs ongoing credit evaluations of its customers based upon payment history and the assessments of customers' credit worthiness. The Company generally provides payment terms of approximately 30 days. The Company continuously monitors collections and payments from its customers and maintains a provision for estimated credit losses based upon its historical experience with its customers, current market conditions of its customers, and any specific customer collection issues. Accounts receivable are reduced by an allowance for amounts that may become uncollectible in the future. The Company had accounts receivable of $440,975, and $526,450 before allowances for bad debts of $1,293 and $1,354 as of December 31, 2010 and 2011, respectively.
The Company transfers ownership of eligible trade accounts receivable to a third party purchaser without recourse in exchange of cash. The factoring of trade accounts receivable under the agreement is accounted for as a sale. Proceeds from the transfer reflect the face value of the account less a discount. The receivables sold pursuant to this factoring agreement are included in trade receivables in the consolidated balance sheets and in the consolidated statements of cash flows. The Company continues to service, administer and collect the receivables sold under this program. Servicing fees during the year ended December 31, 2011 are recorded in the interest and finance costs in the accompanying consolidated statements of income. The third party purchaser has no recourse to our assets for failure of debtors to pay when due.

Insurance Claims: Insurance claims are recorded on the accrual basis once there remain no contingencies relating to the claim. Insurance claims represent the claimable expenses, net of deductibles, incurred through

December 31 of each year, which are expected to be recovered from insurance companies. Any remaining costs to complete the claims are included in accrued liabilities.

Inventories: Inventories comprise marine fuel oil ("MFO"), marine gas oil ("MGO"), lubricants and victualling stores, which are stated at the lower of cost or market. Cost is determined by the first in, first out method.

Vessel Cost: Vessels are stated at cost, which consists of the contract price and any material expenses incurred upon acquisition (initial repairs, improvements and delivery expenses, interest and on-site supervision costs incurred during the construction periods). Subsequent expenditures for conversions and major improvements are also capitalized when they appreciably extend the life, increase the earning capacity or improve the efficiency or safety of the vessels; otherwise these amounts are charged to expense as incurred.

Advances and milestone payments made to shipyards during construction periods are classified as "Advances for vessels under construction and acquisitions" until the date of delivery and acceptance of the vessel, at which date they are reclassified to "Vessels, cost". Advances for vessels under construction also include supervision costs, amounts paid under engineering contracts, capitalized interest and other expenses directly related to the construction of the vessels.

Amounts of interest to be capitalized during the asset acquisition period are determined by applying an interest rate to the average amount of accumulated expenditures for the asset during the period.  The interest rate used is the average cost of borrowing for the Company.

Vessels acquired as a part of an acquisition are recognized at their fair value as at the date of the acquisition.

Vessel Depreciation on Ocean- going Bunkering Tankers: Depreciation is computed using the straight-line method over the estimated useful life of the vessels, after considering the estimated salvage value. Each vessel's estimated salvage value is equal to the product of its light-weight tonnage and the estimated scrap rate. Management estimates the useful life of the Company's bunkering and non-bunkering tankers to be 30 years and 25 years, respectively, from the date of initial delivery from the shipyard. Management estimates the useful life of the Company's floating storage facilities to be 30 years from the date of acquisition. Secondhand vessels are depreciated from the date of their acquisition through their remaining estimated useful life. However, when regulations place limitations on the ability of a vessel to trade, its useful life is adjusted to end at the date such regulations become effective.

Vessel Depreciation on In-Land Waterway Bunkering Tankers: Depreciation is computed using the straight-line method over the estimated useful life of the vessels, after considering the estimated salvage value. Each vessel's estimated salvage value is equal to the product of its light-weight tonnage and the estimated scrap rate. Management estimates the useful life of the in-land waterway bunkering tankers to be 45 years from the date of the initial delivery from the shipyard.

Intangible Assets: Intangible assets consist of three concession agreements, in the United Kingdom, the Canary Islands and Panama and a non-compete covenant in Belgium.

Intangible assets acquired in a business combination and recognized separately from goodwill are initially recognized at their fair value at the acquisition date. Subsequent to initial recognition, intangible assets acquired in a business combination are reported at cost less accumulated amortization and accumulated impairment losses, if any. These assets are being amortized over their useful life.

Goodwill: Goodwill represents the excess of the purchase price over the net of the fair value of the identifiable tangible and intangible assets acquired and the fair value of liabilities assumed in business acquisitions. As required by the goodwill topic of the FASB Accounting Standard Codification, goodwill is not amortized, but reviewed as of December 31 of each year for impairment. The Company also evaluates goodwill for impairment at any time that events occur or circumstances change indicating a possible impairment. The Company tests for goodwill impairment using the two-step process. The first step is a screen for potential impairment, while the second step measures the amount of impairment. Fair values are derived using discounted cash flow analysis.

Impairment of Long-Lived Assets: Accounting guidance requires that long-lived assets and certain identifiable intangible assets held and used or to be disposed of by an entity, be reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. In evaluating useful lives and carrying values of long-lived assets, we review certain indicators of potential impairment, such as vessel sale and purchase prices in the marketplace, business plans and overall market conditions. When the estimate of undiscounted cash flows, excluding interest charges, expected to be generated by the use of the asset and any future disposal is less than its carrying amount, the asset should be evaluated for an impairment loss. In developing estimates of future cash flows, the Company relied upon estimates made by management with regard to the Company's vessels, including future deliveries, operating expenses, and the estimated remaining useful lives of the vessels. These assumptions are based on historical trends as well as future expectations and are consistent with the plans and forecasts used by management to conduct its business. The variability of these factors depends on a number of conditions, including uncertainty about future events and general economic conditions; therefore, the Company's accounting estimates might change from period to period. In the event that undiscounted projected net operating cash flows were less than carrying value, we would estimate the fair value of the related asset and record a charge to operations calculated by comparing the asset's carrying value to the estimated fair value.  Measurement of the impairment loss is based on the fair value of the asset as determined by management considering third party valuations and discounted future cash flows attributable to the vessel or asset group. The Company regularly reviews the carrying amount of its long-lived assets. The Company had no impairment losses in any of the periods presented.

Accounting for Drydocking Costs: The Company's vessels are generally required to be drydocked every 30 to 60 months for major repairs and maintenance that cannot be performed while the vessels are in operation. The Company follows the deferral method of accounting for drydocking costs whereby actual costs incurred are deferred and are amortized on a straight-line basis over the period through the date the next drydocking is scheduled to become due. Unamortized drydocking costs of vessels that are sold are written off against income in the year of the vessel's sale.

Leases: The Company leases properties for operations from time to time.  Leases are classified as capital leases whenever the terms of the lease transfer substantially all the risks and rewards of ownership to the lessee. All other leases are classified as operating leases.

The Company records vessels under capital leases as fixed assets at the lower of the present value of the minimum lease payments at inception of the lease or the fair value of the vessel. Vessels under capital leases are amortized over the estimated remaining useful life of the vessel or until the end of the lease term, if shorter.  Assets held under capital leases are presented as "Advances for vessels under construction and acquisitions" in the balance sheet until the vessel is deemed ready for its intended use and the balance is reclassified to "Vessels, cost".  The current portion of capitalized lease obligations are reflected in the balance sheet in "Accrued and other current liabilities" and remaining long-term capitalized lease obligations are presented as "Other non-current liabilities".

Financing Costs: Fees incurred for obtaining new loans or refinancing existing loans are deferred and amortized to interest expense over the life of the related debt using the effective interest method. Unamortized fees relating to loans repaid or refinanced are generally expensed in the period the repayment or refinancing is made.

Pension and Retirement Benefit Obligations: The vessel-owning companies included in the consolidation employ the crew on board under short-term contracts (usually up to nine months) and accordingly, they are not liable for any pension or post retirement benefits. The Company's full-time Greek employees are covered by state-sponsored pension funds for which the Company is required to contribute a portion of the monthly salary of these employees to the fund (i.e., a defined contribution plan). Upon retirement of these employees, the state-sponsored pension funds are responsible for paying the employees' retirement benefits and accordingly, the Company has no obligation for these benefits.

Accounting for Revenues and Expenses: Revenues are principally earned from the physical supply of marine petroleum products via the Company's bunkering tankers. In this respect, sales of marine petroleum products and cost of sales of marine petroleum products are recorded in the period when the marine petroleum products are loaded onto the customer's vessel. In Greece, revenues are earned from the sale of marine petroleum  products through a related party physical supplier (refer to Note 5). These sales and the respective cost of sales are recorded in the period when the related party physical supplier delivers the marine petroleum products to the customer.

For arrangements in which the Company physically supplies marine petroleum products via its own bunkering tankers, cost of marine petroleum products sold represents amounts paid by the Company for marine petroleum products sold in the period being reported on.  For arrangements in which marine petroleum products are purchased from the Company's related party physical supplier, cost of marine petroleum products sold represents the total amount paid by the Company to the physical supplier for marine petroleum products and the delivery thereof to the Company's customer.

Revenues are also generated from voyage agreements of the Company's vessels. Under a voyage charter the revenues and associated voyage costs are recognized over the duration of the voyage.  A voyage is deemed to commence upon the later of the completion of discharge of the vessel's previous cargo or upon vessel arrival to the agreed upon port based on the terms of a voyage contract and is not cancelable and voyage is deemed to end upon the completion of discharge of the delivered cargo.

The Company also recognizes other revenues which mainly derive from brokerage and agency fees, throughput fees and storage fees. These revenues are recognized when services are performed and collectability is reasonably assured.

Operating expenses are accounted for on the accrual basis. The selling and distribution expenses generally represent indirect expenses incurred for selling and distribution and related to the delivery of the products and services to the customers. The general and administrative expenses are presented separately and represent the administrative cost of managing the Company such as the office administrative personnel, the maintenance of the Company's office property, equipment and other fixed assets and its depreciation, and all the general office expenses, professional fees, travel expenses and utilities.

Repairs and Maintenance: All vessel repair and maintenance expenses, including major overhauling (which are non-scheduled repairs and maintenance work undertaken on a vessel's engine) and underwater inspections are expensed in the year incurred. Such costs are included in other operating expenses in the accompanying consolidated statements of income.

Income Taxes: The Company accounts for income taxes using the liability method, as required by the generally accepted accounting principles for income taxes reporting. Under this method deferred income tax assets and liabilities are established for temporary differences between the financial reporting basis and the tax basis of the Company's assets and liabilities at each period end corresponding to those jurisdictions subject to income taxes.  Deferred tax assets and liabilities are recognized for all temporary items and an offsetting valuation allowance is recorded to the extent that it is not more likely than not that the asset will be realized.  Deferred tax is measured based on tax rates and laws enacted at the balance sheet date in any jurisdiction.

Income tax regulations in the different countries in which the Company operates under which the Company's uncertain income tax positions are determined could be interpreted differently resulting in tax obligations differing from those currently presented. In this sense, the income tax returns of the Company's primary tax jurisdictions remain subject to examination by related tax authorities.

Earnings per Common Share: Basic earnings per common share are computed by dividing net income available to common stockholders by the weighted average number of common shares deemed outstanding during the year. Net income available to common stockholders is calculated as net income less that amount allocable to non-vested share-based payment awards that contain rights to receive non-forfeitable dividends or dividend equivalents and participate equally in undistributed earnings.  Non-vested share-based payment awards have no contract obligations to share in the losses of the entity and are therefore excluded from the calculation of loss per share. Diluted earnings per common share reflect the potential dilution that could occur if securities or other contracts to issue common stock were exercised.  Dilution has been computed by the treasury stock method whereby all of the Company's dilutive securities are assumed to be exercised and the proceeds used to repurchase common shares at the weighted average market price of the Company's common stock during the relevant periods. The incremental shares (the difference between the number of shares assumed issued and the number of shares assumed purchased) are included in the denominator of the diluted earnings per share computation. Non-vested shares are included in the calculation of the diluted earnings per shares, based on the weighted average number of non-vested shares assumed to be outstanding during the period.

Contingencies: The Company accrues for a loss if the Company deems it probable that an asset has been impaired or that a liability has been incurred at the date of the financial statements and the amount of that loss can be reasonably estimated. If the Company deems it reasonably possible that an asset has been impaired or that a liability has been incurred, the nature of the contingency and an estimate of the amount of loss is disclosed in the notes to the financial statements.

Financial Instruments:  The carrying amounts of cash and cash equivalents, trade accounts receivable, and trade accounts payable reported in the consolidated balance sheets approximate their respective fair values because of the short term nature of these accounts. The fair value of revolving credit facilities is estimated based on current rates offered to the Company for similar debt of the same remaining maturities. Additionally, the Company considers its creditworthiness in determining the fair value of the revolving credit facilities.  The carrying value approximates the fair market value for the floating rate loans because interest rates are based on the market rates.

The Company enters into derivative contracts in order to mitigate the risk of market price fluctuations in fuel and the interest rate risk deriving from its loan agreements.  The derivative instruments are classified according to the accounting guidance provided by US generally accepted accounting principles for derivative instruments and hedging activities. The Company currently does not apply hedge accounting to its derivative instruments.

Interest Rate Swap: Changes in the estimated fair value of the interest rate swap are recognized as components of interest and finance costs in the consolidated statement of income. The fair value of the contract is recorded in the Company's consolidated balance sheet in non-current liabilities.

Fuel Pricing Contracts: Changes in the estimated fair value of the fuel pricing contracts are recognized as components of cost of revenue in the consolidated statement of income.  The fair value of the outstanding derivative asset/liability is separately presented in the Company's consolidated balance sheet in current assets/liabilities.

The Company classifies cash flows related to derivative financial instruments within cash used in operating activities in the consolidated statement of cash flows.

For more information on our derivatives, see Note 16.

Reclassification: Our statements of income for the years ended December 31, 2009 and 2010 have been reclassified to conform to the presentation of the income statement for the year ended December 31, 2011, which is presented by function and consistently with the implementation of a new reporting system of the Company. This reclassification provides a better presentation of our consolidated results of operations according to the industry practice and has no effect on our consolidated financial position, results of operations or cash flows. The following expense categories were reclassified (see also Note 18, 19, 20):

Cost of marine petroleum products consists of purchase costs of marine petroleum products and direct receiving costs of marine petroleum products. Cost of voyage revenues consist of voyage expenses and vessel operating expenses attributable to the voyage revenue the Company earns from chartering out of its vessels. These costs include salaries and wages of the crew, depreciation and other operating expenses of the vessels such as repairs, maintenance, stores, spare parts, insurance, consumables and bunkers consumption. Cost of other revenues consists of direct costs of incurring other revenues.

Selling and distribution expenses consist of indirect expenses incurred for selling and distribution and related to the delivery of the products and services to the customers. The general and administrative expenses are presented separately and represent the administrative cost of managing the Company such as the office administrative personnel, the maintenance of the Company's office property, equipment and other fixed assets and its depreciation, and all the general office expenses, professional fees, travel expenses and utilities.

Recent Accounting Pronouncements:

In December 2011, the FASB issued ASU 2011-11, "Balance Sheet (Topic 210): Disclosures about offsetting Assets and Liabilities". The objective of this update is to provide enhanced disclosures that will enable financial statements' users to evaluate the effect or potential effect of netting arrangements on an entity's financial position. This includes the effect or potential effect of rights of setoff associated with an entity's recognized assets and recognized liabilities within the scope of this ASU. The amendments require enhanced disclosures by requiring improved information about financial instruments and derivative instruments that are either (1) offset in accordance with either Section 210-20-45 or Section 815-10-45 or (2) subject to an enforceable master netting arrangement or similar agreement, irrespective of whether they are offset in accordance with either Section 210-20-45 or Section 815-10-45.  The amendments in this update are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. An entity should provide the disclosures required by those amendments retrospectively for all comparative periods presented. The provisions of ASU 2011-11 are not expected to have a material impact on the Company's consolidated financial statements.

In September, 2011, a new guidance was issued, which amends the guidance on testing goodwill for impairment. Under the revised guidance, entities testing goodwill for impairment have the option of performing a qualitative assessment before calculating the fair value of the reporting unit (i.e., step 1 of the goodwill impairment test). If entities determine, on the basis of qualitative factors, that the fair value of the reporting unit is more likely than not less than the carrying amount, the two-step impairment test would be required. The guidance does not change how goodwill is calculated or assigned to reporting units, nor does it revise the requirement to test goodwill annually for impairment. In addition, the guidance does not amend the requirement to test goodwill for impairment between annual tests if events or circumstances warrant; however, it does revise the examples of events and circumstances that an entity should consider. The amendments are effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011.

Early adoption is permitted. The Company is currently assessing the potential impact from the adoption of this guidance on the consolidated statements of income and consolidated balance sheets.

In May 2011, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2011-04, "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs", ("ASU 2011-04"). ASU 2011-04 amends Accounting Standards Codification ("ASC") 820, "Fair Value Measurements", ("ASC 820"), providing a consistent definition and measurement of fair value, as well as similar disclosure requirements between U.S. GAAP and International Financial Reporting Standards. ASU 2011-04 changes certain fair value measurement principles, clarifies the application of existing fair value measurement and expands the ASC 820 disclosure requirements, particularly for Level 3 fair value measurements. ASU 2011-04 will be effective for the Company's fiscal year beginning January 1, 2012. The adoption of ASU 2011-04 is not expected to have a material effect on the Company's consolidated financial statements, but may require certain additional disclosures.